Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade and other receivables, net

13.1.	Trade and other receivables

	12.31.2021	12.31.2020
Receivables from contracts with customers
Third parties	4,839	3,081
Related parties
Investees (note 30.5)	385	664
Receivables from the electricity sector	-	205
Subtotal	5,224	3,950
Other trade receivables
Third parties
Receivables from divestments (*)	2,679	1,523
Lease receivables	435	467
Other receivables (**)	872	2,536
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Government	506	482
Subtotal	4,492	5,008
Total trade and other receivables, before ECL	9,716	8,958
Expected credit losses (ECL) - Third parties	(1,428)	(1,528)
Expected credit losses (ECL) - Related parties	(20)	(68)
Total trade and other receivables	8,268	7,362
Current	6,368	4,731
Non-current	1,900	2,631
(*) It mainly refers to receivables (including interest, exchange rate variation and inflation indexation) from the divestment in Nova Transportadora do Sudeste (NTS), of Block BM-S-8 in the Bacalhau field (former Carcará group), in addition to the values referring to Rio Ventura, Roncador, Pampo Enchova, Baúna and Miranga fields.

(**) As of December 31, 2020, it mainly includes amounts related to the purchase and sale of production platforms and equipment from our partners in E&P consortia, with financial settlement in the first quarter of 2021.

Schedule of aging of trade and other receivables

13.2.	Aging of trade and other receivables – third parties

	12.31.2021		12.31.2020
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	7,059	(77)	5,850	(130)
Overdue:
1-90 days	218	(26)	205	(8)
91-180 days	40	(6)	15	(9)
181-365 days	51	(29)	42	(28)
More than 365 days	1,457	(1,290)	1,495	(1,353)
Total	8,825	(1,428)	7,607	(1,528)

Schedule of changes in credit losses provision

	31.12.2021	31.12.2020
Opening balance	1,596	2,331
Additions	69	209
Write-offs	(40)	(667)
Reversals	(112)	(31)
Transfer of assets held for sale	(8)	(3)
Cumulative translation adjustment	(57)	(243)
Closing balance	1,448	1,596
Current	158	218
Non-current	1,290	1,378